Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposit Liabilities [Line Items]
2013	$ 57,589
2014	16,322
2015	8,017
2016	4,228
2017	7,591
Time Deposits, Total	$ 93,747